UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2022

Invesco High Income Trust II

NYSE: VLT

2	Managed Distribution Plan Disclosure

3	Trust Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

12	Financial Statements

16	Financial Highlights

17	Notes to Financial Statements

23	Approval of Investment Advisory and Sub-Advisory Contracts

25	Distribution Notice

27	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Managed Distribution Plan Disclosure

The Board of Trustees (the “Board”) of Invesco High Income Trust II (the “Trust”) approved a Managed Distribution Plan (the “Plan”) whereby the Trust increased its monthly dividend to common shareholders to a stated fixed monthly distribution amount based on a distribution rate of 8.5 percent of the closing market price per share as of August 1, 2018, the effective date of the Plan.

    The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient investment income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. A return of capital may occur, for example, when some or all of the money that shareholders invested in the Trust is paid back to them. A return of capital distribution does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” No conclusions should be drawn about the Trust’s investment performance from the amount of the Trust’s distributions or from the terms of the Plan. The Plan will be subject to periodic review by the Board, and the Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Trust’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Trust’s common shares.

    The Trust will provide its shareholders of record on each distribution record date with a

Section 19 Notice disclosing the sources of its dividend payment when a distribution includes anything other than net investment income. The amounts and sources of distributions reported in Section 19 Notices are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Trust’s investment experience during its full fiscal year and may be subject to changes based on tax regulations. The Trust will send shareholders a Form 1099-DIV for the calendar year that will tell them how to report these distributions for federal income tax purposes. Please refer to “Distributions” under Note 1 of the Notes to Financial Statements for information regarding the tax character of the Trust’s distributions.

2	Invesco High Income Trust II

Trust Performance

Performance summary
Cumulative total returns, 2/28/22 to 8/31/22

Trust at NAV	-9.55%
Trust at Market Value	-8.56
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index▼ (Style-Specific Index)	-7.78
Market Price Discount to NAV as of 8/31/22	-7.69

Source(s): ▼RIMES Technologies Corp.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

    The Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index considered representative of the US high-yield, fixed-rate corporate bond market. Index weights for each issuer are capped at 2%.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2022, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3	Invesco High Income Trust II

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4	Invesco High Income Trust II

Schedule of Investments(a)

August 31, 2022

(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–126.20%(b)
Advertising–1.43%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(c)	$295,000	$264,583

Lamar Media Corp.,
4.00%, 02/15/2030	25,000	21,804

3.63%, 01/15/2031	978,000	820,914

		1,107,301

Aerospace & Defense–0.75%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	601,000	581,148

Airlines–1.04%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(c)	849,000	808,808

Alternative Carriers–0.56%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	547,000	431,113

Aluminum–0.66%
Novelis Corp., 4.75%, 01/30/2030(c)	590,000	514,008

Apparel Retail–1.32%
Gap, Inc. (The), 3.63%, 10/01/2029(c)	1,474,000	1,028,815

Apparel, Accessories & Luxury Goods–1.75%
Kontoor Brands, Inc., 4.13%, 11/15/2029(c)	657,000	563,090

Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(c)	283,000	242,350

4.50%, 12/15/2034	791,000	554,776

		1,360,216

Application Software–1.22%
SS&C Technologies, Inc., 5.50%, 09/30/2027(c)	999,000	947,826

Auto Parts & Equipment–1.95%
Clarios Global L.P., 6.75%, 05/15/2025(c)	149,000	148,412

Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(c)	857,000	843,117

NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	596,000	525,529

		1,517,058

Automobile Manufacturers–7.55%
Allison Transmission, Inc.,
4.75%, 10/01/2027(c)	957,000	891,618

3.75%, 01/30/2031(c)	924,000	749,895

Ford Motor Co.,
3.25%, 02/12/2032	65,000	50,863

4.75%, 01/15/2043	633,000	474,253

	Principal
	Amount	Value

Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	$204,000	$199,548

3.38%, 11/13/2025	250,000	228,585

4.39%, 01/08/2026	899,000	847,883

5.11%, 05/03/2029	855,000	791,268

4.00%, 11/13/2030	654,000	547,156

J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(c)	1,118,000	1,084,784

		5,865,853

Automotive Retail–5.13%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	161,000	144,004

4.63%, 11/15/2029(c)	773,000	663,791

Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)	981,000	839,741

LCM Investments Holdings II LLC, 4.88%, 05/01/2029(c)	692,000	578,712

Lithia Motors, Inc., 3.88%, 06/01/2029(c)	1,076,000	910,032

Sonic Automotive, Inc., 4.63%, 11/15/2029(c)	991,000	848,351

		3,984,631

Cable & Satellite–11.54%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(c)	126,000	119,763

5.00%, 02/01/2028(c)	740,000	677,100

4.50%, 08/15/2030(c)	1,807,000	1,521,856

4.50%, 05/01/2032	294,000	238,941

4.25%, 01/15/2034(c)	602,000	459,091

CSC Holdings LLC,
6.50%, 02/01/2029(c)	922,000	849,485

5.75%, 01/15/2030(c)	696,000	540,148

4.50%, 11/15/2031(c)	314,000	252,458

5.00%, 11/15/2031(c)	200,000	142,921

DISH DBS Corp., 5.13%, 06/01/2029	903,000	536,391

DISH Network Corp., Conv., 3.38%, 08/15/2026	1,001,000	722,783

Gray Escrow II, Inc., 5.38%, 11/15/2031(c)	924,000	782,064

Sirius XM Radio, Inc.,
3.13%, 09/01/2026(c)	1,015,000	905,258

4.00%, 07/15/2028(c)	496,000	432,760

3.88%, 09/01/2031(c)	90,000	72,785

Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(c)	200,000	178,138

VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(c)	650,000	535,447

		8,967,389

Casinos & Gaming–2.87%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(c)(d)	64,573	56,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco High Income Trust II

	Principal
	Amount	Value

Casinos & Gaming–(continued)
Everi Holdings, Inc., 5.00%, 07/15/2029(c)	$626,000	$563,094

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(c)	637,000	560,076

Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(c)	604,000	532,199

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(c)	615,000	516,993

		2,229,057

Commodity Chemicals–1.09%
Mativ, Inc., 6.88%, 10/01/2026(c)	928,000	847,315

Construction & Engineering–1.73%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(c)	632,000	539,975

Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(c)	891,000	807,423

		1,347,398

Consumer Finance–1.69%
FirstCash, Inc., 5.63%, 01/01/2030(c)	866,000	776,222

OneMain Finance Corp.,
7.13%, 03/15/2026	330,000	307,791

3.88%, 09/15/2028	37,000	28,910

5.38%, 11/15/2029	245,000	203,315

		1,316,238

Copper–1.03%
First Quantum Minerals Ltd. (Zambia), 6.88%, 10/15/2027(c)	834,000	796,545

Data Processing & Outsourced Services–0.69%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(c)	642,000	531,810

Diversified Metals & Mining–1.02%
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(c)	304,000	276,336

6.13%, 04/01/2029(c)	588,000	518,405

		794,741

Diversified REITs–1.56%
iStar, Inc.,
4.75%, 10/01/2024	1,013,000	1,014,712

5.50%, 02/15/2026	191,000	195,065

		1,209,777

Electric Utilities–1.07%
NRG Energy, Inc., 4.45%, 06/15/2029(c)	623,000	564,908

Vistra Operations Co. LLC,
5.63%, 02/15/2027(c)	220,000	212,013

5.00%, 07/31/2027(c)	60,000	55,914

		832,835

Electrical Components & Equipment–3.72%
EnerSys,
5.00%, 04/30/2023(c)	304,000	303,131

4.38%, 12/15/2027(c)	1,206,000	1,099,305

	Principal
	Amount	Value

Electrical Components & Equipment–(continued)
Sensata Technologies B.V.,
4.88%, 10/15/2023(c)	$840,000	$848,535

5.88%, 09/01/2030(c)	649,000	635,202

		2,886,173

Electronic Components–0.64%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(c)	178,000	158,865

3.75%, 02/15/2031(c)	411,000	340,089

		498,954

Food Distributors–1.79%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(c)	927,000	839,955

United Natural Foods, Inc., 6.75%, 10/15/2028(c)	569,000	547,452

		1,387,407

Health Care Facilities–3.15%
Encompass Health Corp., 4.50%, 02/01/2028	612,000	536,434

HCA, Inc.,
5.88%, 02/01/2029	259,000	264,334

3.50%, 09/01/2030	942,000	822,896

Tenet Healthcare Corp., 4.88%, 01/01/2026(c)	862,000	819,999

		2,443,663

Health Care REITs–1.90%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(c)	642,000	544,770

Diversified Healthcare Trust,
4.75%, 05/01/2024	304,000	274,403

9.75%, 06/15/2025	11,000	10,827

4.38%, 03/01/2031	942,000	647,757

		1,477,757

Health Care Services–3.03%
Community Health Systems, Inc.,
8.00%, 03/15/2026(c)	584,000	546,770

5.25%, 05/15/2030(c)	502,000	380,900

4.75%, 02/15/2031(c)	335,000	247,799

Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(c)	384,000	368,193

Select Medical Corp., 6.25%, 08/15/2026(c)	845,000	809,383

		2,353,045

Health Care Supplies–0.35%
Medline Borrower L.P., 3.88%, 04/01/2029(c)	323,000	274,146

Hotel & Resort REITs–0.70%
Service Properties Trust,
4.95%, 10/01/2029	261,000	197,606

4.38%, 02/15/2030	473,000	347,234

		544,840

Hotels, Resorts & Cruise Lines–0.78%
Carnival Corp., 10.50%, 02/01/2026(c)	587,000	605,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco High Income Trust II

	Principal
	Amount	Value

Household Products–1.39%
Prestige Brands, Inc., 3.75%, 04/01/2031(c)	$1,342,000	$1,075,834

Independent Power Producers & Energy Traders–2.09%
Calpine Corp., 3.75%, 03/01/2031(c)	648,000	538,459

Clearway Energy Operating LLC, 4.75%, 03/15/2028(c)	589,000	552,556

Vistra Corp., 7.00%(c)(e)(f)	574,000	530,238

		1,621,253

Industrial Machinery–2.88%
EnPro Industries, Inc., 5.75%, 10/15/2026	855,000	840,384

Mueller Water Products, Inc., 4.00%, 06/15/2029(c)	939,000	846,490

Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(c)	615,000	552,731

		2,239,605

Integrated Oil & Gas–2.78%
Occidental Petroleum Corp.,
8.50%, 07/15/2027	254,000	284,791

6.13%, 01/01/2031	1,282,000	1,334,163

6.45%, 09/15/2036	72,000	77,038

6.20%, 03/15/2040	457,000	464,591

		2,160,583

Integrated Telecommunication Services–4.50%
Altice France S.A. (France),
8.13%, 02/01/2027(c)	277,000	263,951

5.13%, 07/15/2029(c)	985,000	749,496

5.50%, 10/15/2029(c)	385,000	304,510

Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(c)	400,000	366,044

7.00%, 10/15/2028(c)	789,000	715,276

Level 3 Financing, Inc.,
3.75%, 07/15/2029(c)	1,020,000	820,794

3.88%, 11/15/2029(c)	326,000	277,071

		3,497,142

Interactive Home Entertainment–1.39%
Sea Ltd. (Singapore), Conv., 0.25%, 09/15/2026	353,000	259,989

WMG Acquisition Corp., 3.75%, 12/01/2029(c)	955,000	817,719

		1,077,708

Interactive Media & Services–1.05%
Match Group Holdings II LLC, 4.63%, 06/01/2028(c)	916,000	816,724

Internet Services & Infrastructure–0.68%
Cogent Communications Group, Inc., 7.00%, 06/15/2027(c)	554,000	530,112

IT Consulting & Other Services–1.22%
Gartner, Inc.,
4.50%, 07/01/2028(c)	743,000	687,145

3.63%, 06/15/2029(c)	306,000	263,569

		950,714

	Principal
	Amount	Value

Managed Health Care–1.75%
Centene Corp.,
4.25%, 12/15/2027	$609,000	$579,207

3.00%, 10/15/2030	935,000	782,815

		1,362,022

Oil & Gas Drilling–4.56%
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	350,000	331,185

Nabors Industries Ltd.,
7.25%, 01/15/2026(c)	52,000	47,356

7.50%, 01/15/2028(c)	360,000	317,943

Nabors Industries, Inc., 7.38%, 05/15/2027(c)	157,000	151,771

NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(c)	595,000	545,237

Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(c)	88,000	84,742

6.88%, 01/15/2029(c)	478,000	439,813

Rockies Express Pipeline LLC,
4.95%, 07/15/2029(c)	257,000	232,150

4.80%, 05/15/2030(c)	80,000	67,423

6.88%, 04/15/2040(c)	268,000	223,657

Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)(d)	380,000	382,455

Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(d)	717,000	721,632

		3,545,364

Oil & Gas Equipment & Services–1.75%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	886,000	820,436

Weatherford International Ltd., 8.63%, 04/30/2030(c)	597,000	540,675

		1,361,111

Oil & Gas Exploration & Production–7.40%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(c)	1,634,000	1,636,124

Apache Corp., 7.75%, 12/15/2029	525,000	558,571

Callon Petroleum Co.,
8.00%, 08/01/2028(c)	294,000	282,544

7.50%, 06/15/2030(c)	571,000	528,818

Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(c)	568,000	554,124

Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(c)	222,000	210,079

6.00%, 04/15/2030(c)	468,000	431,491

6.25%, 04/15/2032(c)	468,000	420,124

SM Energy Co.,
6.75%, 09/15/2026	795,000	782,940

6.63%, 01/15/2027	90,000	87,875

6.50%, 07/15/2028	265,000	255,615

		5,748,305

Oil & Gas Storage & Transportation–5.96%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(c)	1,196,000	1,187,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco High Income Trust II

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(c)	$906,000	$847,681

EQM Midstream Partners L.P.,
7.50%, 06/01/2027(c)	185,000	183,158

6.50%, 07/01/2027(c)	536,000	518,343

4.75%, 01/15/2031(c)	297,000	257,398

Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	725,000	656,275

8.00%, 01/15/2027	140,000	132,911

7.75%, 02/01/2028	308,000	285,984

Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(c)	575,000	562,648

		4,631,783

Other Diversified Financial Services–1.76%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(c)	606,000	550,324

Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(c)	914,000	813,931

		1,364,255

Pharmaceuticals–1.56%
Bausch Health Cos., Inc.,
4.88%, 06/01/2028(c)	331,000	229,224

5.25%, 02/15/2031(c)	796,000	307,236

Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)(g)	797,000	678,431

		1,214,891

Real Estate Operating Companies–0.36%
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	277,000	277,346

Research & Consulting Services–0.70%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(c)	613,000	544,712

Restaurants–3.14%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(c)	313,000	278,634

4.00%, 10/15/2030(c)	648,000	526,708

Papa John’s International, Inc., 3.88%, 09/15/2029(c)	1,282,000	1,097,828

Yum! Brands, Inc., 5.38%, 04/01/2032	582,000	536,534

		2,439,704

Retail REITs–1.05%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(c)	873,000	818,258

Semiconductor Equipment–1.36%
Entegris Escrow Corp.,
4.75%, 04/15/2029(c)	858,000	790,278

5.95%, 06/15/2030(c)	281,000	266,961

		1,057,239

	Principal
	Amount	Value

Specialized Consumer Services–2.63%
Carriage Services, Inc., 4.25%, 05/15/2029(c)	$1,208,000	$1,028,401

Terminix Co. LLC (The), 7.45%, 08/15/2027	872,000	1,013,242

		2,041,643

Specialized REITs–1.33%
SBA Communications Corp., 3.88%, 02/15/2027	1,131,000	1,031,768

Specialty Chemicals–1.68%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(c)	538,000	465,370

6.99%, 02/20/2032(c)	352,000	273,363

Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(c)	599,000	569,574

		1,308,307

Specialty Stores–0.35%
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(c)	305,000	272,336

Steel–0.68%
SunCoke Energy, Inc., 4.88%, 06/30/2029(c)	639,000	531,121

Systems Software–2.93%
Camelot Finance S.A., 4.50%, 11/01/2026(c)	1,829,000	1,703,677

Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	649,000	575,299

		2,278,976

Trading Companies & Distributors–1.40%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(c)	1,271,000	1,083,528

Wireless Telecommunication Services–2.16%
Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(c)	303,000	266,448

Vmed O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(c)	725,000	597,672

Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	1,035,000	814,353

		1,678,473

Total U.S. Dollar Denominated Bonds & Notes (Cost $108,834,988)		98,052,057

Variable Rate Senior Loan Interests–4.06%(h)(i)
Commodity Chemicals–1.44%
Mativ Holdings, Inc., Term Loan B, 6.31% (1 mo. USD LIBOR + 3.75%), 04/20/2028(j)	1,182,843	1,120,744

Hotels, Resorts & Cruise Lines–0.73%
IRB Holding Corp., Term Loan, 5.44% (3 mo. SOFR + 3.15%), 12/15/2027	581,914	564,579

Integrated Telecommunication Services–0.45%
Patagonia Holdco LLC, First Lien Term Loan B, 8.03% (1 mo. SOFR + 5.75%), 08/01/2029	412,000	351,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco High Income Trust II

	Principal
	Amount		Value

Pharmaceuticals–0.71%
Endo LLC, Term Loan, 0.00% (1 mo. USD LIBOR + 5.00%), 03/27/2028		$627,063	$550,395

Specialty Stores–0.73%
PetSmart LLC, Term Loan, 6.27% (3 mo. USD LIBOR + 3.75%), 02/11/2028		579,420	567,591

Total Variable Rate Senior Loan Interests (Cost $3,295,703)			3,155,225

Non-U.S. Dollar Denominated Bonds & Notes–1.53%(k)
Casinos & Gaming–0.18%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(c)(d)	EUR	136,474	139,023

Food Retail–0.65%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(c)	GBP	554,000	509,387

Pharmaceuticals–0.70%
Nidda Healthcare Holding GmbH (Germany), 3.50%, 09/30/2024(c)	EUR	582,000	540,919

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,275,545)			1,189,329

Investment Abbreviations:

Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar

	Shares	Value

Common Stocks & Other Equity Interests–0.38%
Cable & Satellite–0.38%
Altice USA, Inc., Class A (Cost $332,202)(l)	30,000	$300,000

Other–0.00%
Money Market Funds–3.98%
Invesco Government & Agency Portfolio, Institutional Class, 2.22%(m)(n)	1,081,058	1,081,058

Invesco Liquid Assets Portfolio, Institutional Class, 2.26%(m)(n)	773,309	773,464

Invesco Treasury Portfolio, Institutional Class, 2.14%(m)(n)	1,235,495	1,235,495

Total Money Market Funds (Cost $3,089,967)		3,090,017

TOTAL INVESTMENTS IN SECURITIES–136.15% (Cost $116,828,405)		105,786,628

BORROWINGS–(39.32)%		(30,550,000)

OTHER ASSETS LESS LIABILITIES–3.17%		2,459,528

NET ASSETS–100.00%		$77,696,156

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco High Income Trust II

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2022 was $73,693,728, which represented 94.85% of the Trust’s Net Assets.

(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at August 31, 2022 represented less than 1% of the Trust’s Net Assets.

(h)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(i)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Non-income producing security.
(m)

Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2022.

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value
	February 28, 2022	at Cost	from Sales	Appreciation	(Loss)	August 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 802,454	$10,189,408	$(9,910,804)	$ -	$-	$1,081,058	$ 3,630
Invesco Liquid Assets Portfolio, Institutional Class	574,302	7,278,149	(7,079,145)	194	(36)	773,464	3,981
Invesco Treasury Portfolio, Institutional Class	917,091	11,645,038	(11,326,634)	-	-	1,235,495	5,947
Total	$2,293,847	$29,112,595	$(28,316,583)	$194	$(36)	$3,090,017	$13,558

(n)	The rate shown is the 7-day SEC standardized yield as of August 31, 2022.

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
11/17/2022	Deutsche Bank AG	GBP	422,000	USD	493,094	$ 2,147
11/17/2022	Goldman Sachs International	EUR	273,000	USD	283,865	8,106
Subtotal–Appreciation						10,253

Currency Risk
11/17/2022	Morgan Stanley and Co. International PLC	EUR	312,000	USD	314,546	(608)
Total Forward Foreign Currency Contracts						$ 9,645

Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

	Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Crossover Index, Series 37, Version 1	Sell	5.00%	Quarterly	06/20/2027	5.912%	EUR 2,500,000	$2,155	$(84,863)	$(87,018)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco High Income Trust II

(a)	Centrally cleared swap agreements collateralized by $258,779 cash held with Bank of America Merrill Lynch.
(b)

Implied credit spreads represent the current level, as of August 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Portfolio Composition†

By credit quality, based on total investments

as of August 31, 2022

BBB	1.80%
BB	38.20
B	48.58
CCC	5.40
CC	0.29
D	1.14
Non-Rated	0.76
Cash	3.83

†Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco High Income Trust II

Statement of Assets and Liabilities

August 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $113,738,438)	$102,696,611

Investments in affiliated money market funds, at value (Cost $3,089,967)	3,090,017

Other investments:
Variation margin receivable–centrally cleared swap agreements	1,047

Unrealized appreciation on forward foreign currency contracts outstanding	10,253

Deposits with brokers:
Cash collateral – centrally cleared swap agreements	258,779

Foreign currencies, at value (Cost $1,231)	1,303

Receivable for:
Investments sold	1,106,296

Dividends	3,533

Interest	1,626,327

Investment for trustee deferred compensation and retirement plans	27,504

Total assets	108,821,670

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	608

Payable for:
Borrowings	30,550,000

Investments purchased	337,840

Dividends	21,874

Amount due custodian	40,079

Accrued fees to affiliates	20,862

Accrued interest expense	78,996

Accrued trustees’ and officers’ fees and benefits	1,151

Accrued other operating expenses	45,496

Trustee deferred compensation and retirement plans	28,608

Total liabilities	31,125,514

Net assets applicable to common shares	$77,696,156

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$110,396,907

Distributable earnings (loss)	(32,700,751)

$77,696,156

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	6,498,037

Net asset value per common share	$11.96

Market value per common share	$11.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco High Income Trust II

Statement of Operations

For the six months ended August 31, 2022

(Unaudited)

Investment income:
Interest	$3,047,451

Dividends	16,367

Dividends from affiliated money market funds	13,558

Total investment income	3,077,376

Expenses:
Advisory fees	398,635

Administrative services fees	6,366

Custodian fees	2,438

Interest, facilities and maintenance fees	357,772

Transfer agent fees	18,890

Trustees’ and officers’ fees and benefits	8,004

Registration and filing fees	10,712

Reports to shareholders	8,156

Professional services fees	39,016

Other	3,082

Total expenses	853,071

Less: Fees waived	(1,507)

Net expenses	851,564

Net investment income	2,225,812

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,161,157)

Affiliated investment securities	(36)

Foreign currencies	(9,853)

Forward foreign currency contracts	36,532

Swap agreements	69,084

(3,065,430)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(8,004,462)

Affiliated investment securities	194

Foreign currencies	839

Forward foreign currency contracts	2,091

Swap agreements	(87,018)

(8,088,356)

Net realized and unrealized gain (loss)	(11,153,786)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(8,927,974)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco High Income Trust II

Statement of Changes in Net Assets

For the six months ended August 31, 2022 and the year ended February 28, 2022

(Unaudited)

	August 31,	February 28,
	2022	2022

Operations:
Net investment income	$2,225,812	$4,727,349

Net realized gain (loss)	(3,065,430)	1,862,038

Change in net unrealized appreciation (depreciation)	(8,088,356)	(6,080,186)

Net increase (decrease) in net assets resulting from operations applicable to common shares	(8,927,974)	509,201

Distributions to common shareholders from distributable earnings	(3,758,465)	(5,510,463)

Return of capital applicable to common shares	–	(2,004,737)

Total distributions	(3,758,465)	(7,515,200)

Net increase in common shares of beneficial interest	–	19,684

Net increase (decrease) in net assets applicable to common shares	(12,686,439)	(6,986,315)

Net assets applicable to common shares:
Beginning of period	90,382,595	97,368,910

End of period	$77,696,156	$90,382,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco High Income Trust II

Statement of Cash Flows

For the six months ended August 31, 2022

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(8,927,974)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(49,604,587)

Proceeds from sales of investments	51,713,603

Amortization of premium on investment securities	251,243

Accretion of discount on investment securities	(114,653)

Net realized loss from investment securities	3,161,157

Net change in unrealized depreciation on investment securities	8,004,462

Net change in unrealized appreciation of forward foreign currency contracts	(2,091)

Change in operating assets and liabilities:

Decrease in receivables and other assets	68,655

Increase in accrued expenses and other payables	43,468

Net change in transactions in swap agreements	(1,047)

Increase in cash collateral – swap agreements	(258,779)

Net cash provided by operating activities	4,333,457

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(3,761,767)

Increase in payable for amount due custodian	40,079

Net cash provided by (used in) financing activities	(3,721,688)

Net increase in cash and cash equivalents	611,769

Cash and cash equivalents at beginning of period	2,479,551

Cash and cash equivalents at end of period	$3,091,320

Non-cash financing activities:

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$302,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco High Income Trust II

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Years Ended		Year Ended	Years Ended
	August 31,		February 28,		February 29,	February 28,
	2022		2022	2021	2020	2019	2018

Net asset value per common share, beginning of period	$13.91		$14.99	$14.94	$15.46	$15.95	$16.36

Net investment income(a)	0.34		0.73	0.93	0.92	0.92	0.93

Net gains (losses) on securities (both realized and unrealized)	(1.71)		(0.65)	0.28	(0.28)	(0.33)	(0.33)

Total from investment operations	(1.37)		0.08	1.21	0.64	0.59	0.60

Less:
Dividends paid to common shareholders from net investment income	(0.58)		(0.89)	(1.00)	(1.03)	(1.03)	(1.01)

Return of capital	–		(0.27)	(0.16)	(0.13)	(0.05)	–

Total distributions	(0.58)		(1.16)	(1.16)	(1.16)	(1.08)	(1.01)

Net asset value per common share, end of period	$11.96		$13.91	$14.99	$14.94	$15.46	$15.95

Market value per common share, end of period	$11.04		$12.70	$13.56	$13.53	$14.26	$14.04

Total return at net asset value(b)	(9.55)%		0.58%	10.16%	4.72%	4.92%	4.42%

Total return at market value(c)	(8.56)%		1.52%	10.04%	2.81%	9.94%	2.57%

Net assets applicable to common shares, end of period (000’s omitted)	$77,696		$90,383	$97,369	$97,007	$125,500	$129,516

Portfolio turnover rate(d)	46%		89%	101%	41%	38%	38%

Ratios/supplemental data based on average net assets:
Ratio of expenses:

With fee waivers and/or expense reimbursements	2.05	%(e)	1.55%	1.63%	2.41%	2.37%	1.95%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.19	%(e)	1.12%	1.20%	1.24%	1.23%	1.15%

Without fee waivers and/or expense reimbursements	2.05	%(e)	1.55%	1.63%	2.42%	2.37%	1.95%

Ratio of net investment income to average net assets	5.36	%(e)	4.92%	6.68%	5.93%	5.97%	5.73%

Senior securities:
Asset coverage per $1,000 unit of senior indebtedness(f)	$3,543		$3,959	$4,187	$3,280	$3,639	$3,724

Total borrowings (000’s omitted)	$30,550		$30,550	$30,550	$42,550	$47,550	$47,550

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)

Calculated by subtracting the Trust’s total liabilities (not including the Borrowings) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco High Income Trust II

Notes to Financial Statements

August 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco High Income Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide its common shareholders high current income, while seeking to preserve shareholders’ capital, through investment in a professionally managed, diversified portfolio of high-income producing fixed-income securities.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available and unreliable are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

17	Invesco High Income Trust II

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - The Trust has adopted a Managed Distribution Plan (the “Plan”) whereby the Trust will pay a monthly dividend to common shareholders at a stated fixed monthly distribution amount based on a distribution rate of 8.5% of the market price per share on August 1, 2018. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Trust, regardless of when or whether income is earned or capital gains are realized. If sufficient income is not available for a monthly distribution, the Trust will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. Distributions from net investment income are declared and paid monthly, and recorded on the ex-dividend date. The Plan may be amended or terminated at any time by the Board.

E.

Federal Income Taxes - The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

18	Invesco High Income Trust II

L.

Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

N.

Leverage Risk – The Trust utilizes leverage to seek to enhance the yield of the Trust by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

O.

Other Risks – The Trust invests in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

During the period, the Trust experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Trust that holds securities of that entity will be adversely impacted.

P.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.70% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2022, the Adviser waived advisory fees of $1,507.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2022, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

19	Invesco High Income Trust II

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$98,052,057	$–	$98,052,057

Variable Rate Senior Loan Interests	–	2,034,481	1,120,744	3,155,225

Non-U.S. Dollar Denominated Bonds & Notes	–	1,189,329	–	1,189,329

Common Stocks & Other Equity Interests	300,000	–	–	300,000

Money Market Funds	3,090,017	–	–	3,090,017

Total Investments in Securities	3,390,017	101,275,867	1,120,744	105,786,628

Other Investments - Assets*

Forward Foreign Currency Contracts	–	10,253	–	10,253

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(608)	–	(608)

Swap Agreements	–	(87,018)	–	(87,018)

	–	(87,626)	–	(87,626)

Total Other Investments	–	(77,373)	–	(77,373)

Total Investments	$3,390,017	$101,198,494	$1,120,744	$105,709,255

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2022:

						Change in
				Accrued	Realized	Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Appreciation	into	out of	Value
	02/28/22	at Cost	from Sales	Premiums	(Loss)	(Depreciation)	Level 3	Level 3	08/31/22

Variable Rate Senior Loan Interests	$1,264,380	$–	$(105,313)	$–	$(954)	$(37,369)	$–	$–	$1,120,744

Common Stocks & Other Equity Interests	0	–	–	–	–	–	–	–	–

Total	$1,264,380	$–	$(105,313)	$–	$(954)	$(37,369)	$–	$–	$1,120,744

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

				Range of
	Fair Value	Valuation	Unobservable	Unobservable	Unobservable
	at 08/31/22	Technique	Inputs	Inputs	Input Used

Mativ Holdings, Inc., Term Loan B	$1,120,744	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

NOTE 4–Derivative Investments

The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

20	Invesco High Income Trust II

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2022:

Value
Currency
Derivative Assets	Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$10,253
Derivatives not subject to master netting agreements	–
Total Derivative Assets subject to master netting agreements	$10,253

	Value
	Credit	Currency
Derivative Liabilities	Risk	Risk	Total

Unrealized depreciation on swap agreements – Centrally Cleared(a)	$(87,018)	$ –	$(87,018)

Unrealized depreciation on forward foreign currency contracts outstanding	–	(608)	(608)

Total Derivative Liabilities	(87,018)	(608)	(87,626)

Derivatives not subject to master netting agreements	87,018	–	87,018

Total Derivative Liabilities subject to master netting agreements	$ –	$(608)	$ (608)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Trust’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Deutsche Bank AG	$ 2,147	$ –	$2,147	$–	$–	$2,147

Goldman Sachs International	8,106	–	8,106	–	–	8,106

Morgan Stanley and Co. International PLC	–	(608)	(608)	–	–	(608)

Total	$10,253	$(608)	$9,645	$–	$–	$9,645

Effect of Derivative Investments for the six months ended August 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Total

Realized Gain:
Forward foreign currency contracts	$-	$36,532	$36,532

Swap agreements	69,084	-	69,084

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	2,091	2,091

Swap agreements	(87,018)	-	(87,018)

Total	$(17,934)	$38,623	$20,689

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Swap Agreements

Average notional value	$443,985	$2,691,902

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

21	Invesco High Income Trust II

NOTE 6–Cash Balances and Borrowings

The Trust has entered into a $45 million credit agreement, which will expire on November 9, 2023. This credit agreement is secured by the assets of the Trust. The Trust is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement.

During the six months ended August 31, 2022, the average daily balance of borrowing under the credit agreement was $30,550,000 with an average interest rate of 1.02%. The carrying amount of the Trust’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$3,327,321	$13,134,827	$16,462,148

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2022 was $49,468,216 and $51,965,515, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$273,538

Aggregate unrealized (depreciation) of investments	(12,389,223)

Net unrealized appreciation (depreciation) of investments	$(12,115,685)

Cost of investments for tax purposes is $117,333,050.

NOTE 9–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2022	2022

Beginning shares	6,498,037	6,494,743

Shares issued through dividend reinvestment	–	3,294

Ending shares	6,498,037	6,498,037

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2022:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2022	$0.0964	September 15, 2022	September 30, 2022

October 3, 2022	$0.0964	October 17, 2022	October 31, 2022

22	Invesco High Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

At the meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of Invesco High Income Trust II (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluation, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, managed distribution program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.

The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (Index). The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was reasonably comparable to the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board considered that the Fund underwent a change in portfolio management in 2021. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its

23	Invesco High Income Trust II

conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year, and noted the impact of a managed distribution plan implemented for the Fund in August 2018.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

    The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

24	Invesco High Income Trust II

DISTRIBUTION NOTICE

September 2022

INVESCO HIGH INCOME TRUST II - Common Shares - Cusip: 46131F101

Form 1099-DIV for the calendar year will report distributions for US federal income tax purposes. The Fund’s annual report to shareholders will include information regarding the tax character of Fund distributions for the fiscal year. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

Effective August 1, 2018, the Board of Invesco High Income Trust II (NYSE: VLT) approved a Managed Distribution Plan (the “VLT Plan”) for the Fund, whereby the Fund increased its monthly dividend to common shareholders to a stated fixed monthly distribution amount based on a distribution rate of 8.5 percent of the closing market price per share as of August 1, 2018, the date the VLT Plan became effective.

The following tables set forth the estimated amounts of the current distribution and the cumulative distributions paid this fiscal year to date from the sources indicated. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Plan. All amounts are expressed per common share. The Fund estimates that it has distributed more than its income and net realized capital gains; therefore, a portion of your distribution is estimated to be a return of capital. A return of capital may occur, for example, when some or all of the money that shareholders invested in a Fund is paid back. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” The amounts and sources of distributions reported in this 19(a) Notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend on the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

	September 2022
	Net Investment Income		Net Realized Capital Gains		Estimated Return of Principal (or Other Capital Source)		Total Current Distribution (common share)
Fund	Per Share Amount	% of Current Distribution	Per Share Amount	% of Current Distribution	Per Share Amount	% of Current Distribution
Invesco High Income Trust II	$0.0582	60.37%	$0.0000	0.0000%	$0.0382	39.63%	$0.0964

	CUMULATIVE FISCAL YEAR-TO-DATE (YTD) August 31, 2022*
	Net Investment Income		Net Realized Capital Gains		Return of Principal (or Other Capital Source)		Total FYTD Distribution (common share)
Fund	Per Share Amount	% of 2022 Distribution	Per Share Amount	% of 2022 Distribution	Per Share Amount	% of 2022 Distribution
Invesco High Income Trust II	$0.5272	91.15%	$0.0000	0.0000%	$0.0512	8.85%	$0.5784

*

Form 1099-DIV for the calendar year will report distributions for federal income tax purposes. The final determination of the source and tax characteristics of all distributions in 2022 will be made after the end of the year.

The monthly distributions are based on estimates and terms of the Fund’s Plan. Monthly distribution amounts may vary from these estimates based on a multitude of factors. Changes in portfolio and market conditions may cause deviations from estimates. These estimates should not be taken as indication of a Fund’s earnings and performance. The actual amounts and its sources may be subject to additional adjustments and will be reported after year end.

The Fund’s Performance and Distribution Rate Information disclosed in the table below is based on the Fund’s net asset value per share (NAV). Shareholders should take note of the relationship between the Fiscal Year-to-date Cumulative Total Return with the Fund’s Cumulative Distribution Rate and the Average Annual Total Return with the Fund’s Current Annualized Distribution Rate. The Fund’s NAV is calculated as the total market value of all the securities and other assets held by the Fund minus the total liabilities, divided by the total number of shares outstanding. NAV performance may be indicative of a Fund’s investment performance. The value of a shareholder’s investment in the Fund is determined by the Fund’s market price, which is based on the supply and demand for the Fund’s shares in the open market.

25	Invesco High Income Trust II

Fund Performance and Distribution Rate Information:

	Fiscal Year-to-date March 1, 2022 to August 31, 2022			Five-year period ending August 31, 2022
Fund	FYTD Cumulative Total Return[1]	Cumulative Distribution Rate[2]	Current Annualized Distribution Rate[3]	Average Annual Total Return[4]
Invesco High Income Trust II	-9.55%	4.84%	9.67%	2.09%

[1]

Fiscal year-to-date Cumulative Total Return assumes reinvestment of distributions. This is calculated as the percentage change in the Fund’s NAV over the fiscal year-to-date time period including distributions paid and reinvested.

[2]

Cumulative Distribution Rate for the Fund’s current fiscal period (March 1, 2022 to August 31, 2022) is calculated as the dollar value of distributions in the fiscal year-to-date period as a percentage of the Fund’s NAV as of August 31, 2022.

[3]	The Current Annualized Distribution Rate is the current fiscal period’s distribution rate annualized as a percentage of the Fund’s NAV as of August 31, 2022.
[4]

Average Annual Total Return represents the compound average of the annual NAV Total Returns of the Fund for the five-year period ending August 31, 2022. Annual NAV Total Return is the percentage change in the Fund’s NAV over a year including distributions paid and reinvested.

The Plan will be subject to periodic review by the Fund’s Board, and a Fund’s Board may terminate or amend the terms of its Plan at any time without prior notice to the Fund’s shareholders. The amendment or termination of a Fund’s Plan could have an adverse effect on the market price of such Fund’s common shares.

The amount of dividends paid by the Fund may vary from time to time. Past amounts of dividends are no guarantee of future payment amounts.

Investing involves risk and it is possible to lose money on any investment in the Funds.

For additional information, shareholders of the closed-end Fund may call Invesco at 800-983-0903.

About Invesco Ltd.

Invesco Ltd. is a global independent investment management firm dedicated to delivering an investment experience that helps people get more out of life. Our distinctive investment teams deliver a comprehensive range of active, passive and alternative investment capabilities. With offices in more than 20 countries, Invesco managed $1.3 trillion in assets on behalf of clients worldwide as of June 30, 2022.

For more information, visit www.invesco.com.

Invesco Distributors, Inc. is the US distributor for Invesco Ltd. It is an indirect, wholly owned, subsidiary of Invesco Ltd.

Note: There is no assurance that a closed-end fund will achieve its investment objective. Shares are bought on the secondary market and may trade at a discount or premium to NAV. Regular brokerage commissions apply.

NOT A DEPOSIT | NOT FDIC INSURED | NOT GUARANTEED BY THE BANK | MAY LOSE VALUE | NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

–Invesco–

26	Invesco High Income Trust II

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco High Income Trust II (the “Fund”) was held on August 8, 2022. The Meeting was held for the following purpose:

(1). Election of Trustees by Common Shareholders.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Withheld
(1).	Cynthia Hostetler	3,408,943.68	97,677.99
	Eli Jones	3,414,607.68	92,013.99
	Prema Mathai-Davis	3,418,012.68	88,608.99
	Ann Barnett Stern	3,405,862.13	100,759.54
	Daniel S. Vandivort	3,415,312.68	91,308.99

27	Invesco High Income Trust II

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-05769	VK-CE-HINC2-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 18, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 18, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

13(c)	Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the Section 19(a) notices to shareholders are attached thereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco High Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2022